Long-Term Debt (Schedule Of Long-Term Debt Maturity) (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt [Abstract]
2020 (excluding first three months of 2020)	$ 148	$ 608
2021	459	9
2022	891	891
2023	10	10
2024	510	510
Thereafter	7,451	6,653
Unamortized discount and debt issuance costs	(65)	(56)	$ (41)
Total	$ 9,404	$ 8,625